Basis of Presentation	12 Months Ended
Dec. 31, 2022
Disclosure Of Basis Of Presentation [Abstract]
Basis of Presentation
2.
Basis of presentation
a)
Statement of compliance

These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”), as issued by the International Accounting Standards Board (“IASB”) and interpretations of the International Financial Reporting Interpretations Committee (“IFRIC”) in effect as of December 31, 2022.

These consolidated financial statements were approved and authorized for issue by the board of directors of SNDL (the “Board”) on April 24, 2023.

b)
Basis of measurement

These consolidated financial statements have been prepared on a historical cost basis, except for biological assets, deferred share units (“DSUs”) and certain financial instruments (note 31(a)) which are measured at fair value with changes in fair value recorded in earnings.

c)
Functional and presentation currency

These consolidated financial statements are presented in Canadian dollars, which is the functional currency of the Company and its Canadian-based subsidiaries. Sundial Deutschland GmbH uses the European Euro as its functional currency. The Company’s equity-accounted joint venture uses the United States dollar as its functional currency. Transactions in currencies other than the functional currency are translated at the rate prevailing at the date of transaction. Monetary assets and liabilities that are denominated in foreign currencies are translated at the rate prevailing at each reporting date. Income and expense amounts are translated at the dates of the transactions.

In preparing the Company’s consolidated financial statements, the financial statements of foreign subsidiaries and the foreign equity-accounted joint venture are translated into Canadian dollars, the functional currency of the Company. The assets and liabilities of foreign operations that do not have a functional currency of Canadian dollars, are translated into Canadian dollars using exchange rates at the reporting date. Revenues and expenses of foreign operations are translated into Canadian dollars using foreign exchange rates that approximate those on the date of the underlying transactions. Foreign exchange differences from the translation of foreign subsidiaries and the foreign equity-accounted joint venture into Canadian dollars are recognized in other comprehensive income (“OCI”). The Company’s consolidated financial statements include its share of the Canadian dollar profit or loss and OCI of the equity-accounted joint venture.

d)
Basis of consolidation

Subsidiaries are entities controlled by the Company. Control exists when the Company has the power, directly and indirectly, to govern the financial and operating policies of an entity and be exposed to the variable returns from its activities. The financial statements of subsidiaries are included in these consolidated financial statements from the date that control commences until the date that control ceases. All intercompany balances, income and expenses and unrealized gains and losses resulting from intercompany transactions are eliminated upon consolidation.